Fees Summary	Jul. 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 67,990,172.2
Previously Paid Amount	0
Total Fee Amount	9,389.44
Total Offset Amount	0
Net Fee	$ 9,389.44